Quarterly Holdings Report
for
Fidelity® Small Cap Growth K6 Fund
October 31, 2021
SCPK6-NPRT1-1221
1.9884008.104
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Media - 1.9%
Integral Ad Science Holding Corp.	179,213	4,403,263
TechTarget, Inc. (a)	210,360	19,839,052
		24,242,315
Wireless Telecommunication Services - 0.6%
Gogo, Inc. (a)	473,745	7,703,094
TOTAL COMMUNICATION SERVICES		31,945,409
CONSUMER DISCRETIONARY - 16.0%
Hotels, Restaurants & Leisure - 3.5%
Caesars Entertainment, Inc. (a)	118,472	12,967,945
Churchill Downs, Inc.	45,034	10,357,820
Dutch Bros, Inc.	55,900	4,261,816
Everi Holdings, Inc. (a)(b)	171,574	4,117,776
Lindblad Expeditions Holdings (a)	788,337	11,785,638
NeoGames SA	50,286	1,868,125
		45,359,120
Household Durables - 2.1%
GoPro, Inc. Class A (a)	316,048	2,721,173
Helen of Troy Ltd. (a)	8,829	1,986,084
Lovesac (a)(b)	176,633	13,779,140
M/I Homes, Inc. (a)	41,313	2,365,582
Sonos, Inc. (a)	90,250	2,943,955
Traeger, Inc. (a)(b)	146,180	2,761,340
		26,557,274
Internet & Direct Marketing Retail - 1.8%
Farfetch Ltd. Class A (a)	62,272	2,441,685
Overstock.com, Inc. (a)	13,400	1,276,082
Porch Group, Inc. Class A (a)(b)	420,035	8,833,336
Revolve Group, Inc. (a)	51,590	3,871,314
The Original BARK Co. (c)	267,300	1,967,328
The Original BARK Co.:
warrants 8/29/25 (a)	130,921	210,783
Class A (a)(b)	533,436	3,926,089
thredUP, Inc. (a)	22,625	489,605
		23,016,222
Leisure Products - 0.2%
Callaway Golf Co. (a)	81,300	2,199,165
Specialty Retail - 4.7%
American Eagle Outfitters, Inc. (b)	556,283	13,206,158
Dick's Sporting Goods, Inc.	37,099	4,608,067
Fanatics, Inc. Class A (c)(d)	163,048	7,723,584
Floor & Decor Holdings, Inc. Class A (a)	50,485	6,861,921
Lithia Motors, Inc. Class A (sub. vtg.)	18,502	5,906,208
Musti Group OYJ	87,702	3,445,012
Rent-A-Center, Inc.	126,350	6,729,401
Warby Parker, Inc. (a)(b)	53,700	2,899,800
Williams-Sonoma, Inc.	46,922	8,714,823
		60,094,974
Textiles, Apparel & Luxury Goods - 3.7%
Algolia, Inc. (c)(d)	43,269	1,265,404
Crocs, Inc. (a)	204,359	32,993,766
Deckers Outdoor Corp. (a)	21,182	8,373,456
Tapestry, Inc.	138,787	5,409,917
		48,042,543
TOTAL CONSUMER DISCRETIONARY		205,269,298
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	319,027	18,643,938
Food Products - 0.5%
Darling Ingredients, Inc. (a)	70,055	5,921,049
Personal Products - 0.5%
The Beauty Health Co. (a)(b)	251,111	6,898,019
TOTAL CONSUMER STAPLES		31,463,006
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Fluence Energy, Inc.	22,800	810,996
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (a)	498,806	9,911,275
Enviva Partners LP	134,313	8,993,598
Genesis Energy LP	223,016	2,430,874
Range Resources Corp. (a)	202,813	4,729,599
		26,065,346
TOTAL ENERGY		26,876,342
FINANCIALS - 6.2%
Banks - 1.3%
Glacier Bancorp, Inc.	68,415	3,782,665
Hilltop Holdings, Inc.	1,095	38,807
PacWest Bancorp	60,486	2,871,270
Signature Bank	14,969	4,458,068
Silvergate Capital Corp. (a)	29,215	4,575,653
Starling Bank Ltd. Series D (a)(c)(d)	391,300	693,142
		16,419,605
Capital Markets - 2.6%
Impax Asset Management Group PLC	124,357	1,865,269
Lazard Ltd. Class A	88,531	4,337,134
LPL Financial	32,982	5,409,708
Morningstar, Inc.	20,362	6,449,664
Perella Weinberg Partners (c)	457,262	6,419,958
StepStone Group, Inc. Class A	186,244	8,749,743
		33,231,476
Consumer Finance - 0.2%
OneMain Holdings, Inc.	63,422	3,349,316
Insurance - 1.9%
American Financial Group, Inc.	58,889	8,011,260
Assurant, Inc.	50,662	8,172,287
BRP Group, Inc. (a)	209,236	7,637,114
HCI Group, Inc.	5,200	696,852
		24,517,513
Thrifts & Mortgage Finance - 0.2%
Meta Financial Group, Inc.	44,221	2,451,612
TOTAL FINANCIALS		79,969,522
HEALTH CARE - 27.6%
Biotechnology - 12.4%
4D Molecular Therapeutics, Inc. (b)	59,180	1,422,095
ADC Therapeutics SA (a)	56,818	1,647,154
Agios Pharmaceuticals, Inc. (a)	68,645	3,226,315
Allakos, Inc. (a)	57,676	5,801,052
Allovir, Inc. (a)(b)	114,617	2,751,954
ALX Oncology Holdings, Inc. (a)	53,289	2,986,316
Ambrx Biopharma, Inc. ADR (b)	15,480	195,048
Annexon, Inc. (a)(b)	46,669	761,171
Argenx SE ADR (a)	17,497	5,283,394
Ascendis Pharma A/S sponsored ADR (a)	53,351	8,088,545
Avid Bioservices, Inc. (a)	130,848	4,014,417
Bicycle Therapeutics PLC ADR (a)	33,600	1,727,040
Biohaven Pharmaceutical Holding Co. Ltd. (a)	22,922	3,262,259
Bolt Biotherapeutics, Inc.	93,804	1,227,894
Celldex Therapeutics, Inc. (a)	105,637	4,493,798
Century Therapeutics, Inc. (b)	80,986	1,819,755
Cytokinetics, Inc. (a)	193,792	6,765,279
Erasca, Inc.	121,139	2,396,129
Exelixis, Inc. (a)	131,807	2,835,169
Forma Therapeutics Holdings, Inc. (a)	86,521	1,605,830
Graphite Bio, Inc.	84,810	1,080,479
Gritstone Bio, Inc. (a)	106,772	1,173,424
Halozyme Therapeutics, Inc. (a)	68,148	2,594,394
Immunocore Holdings PLC ADR (b)	62,225	2,396,907
ImmunoGen, Inc. (a)	235,239	1,418,491
Instil Bio, Inc. (a)	207	4,217
Instil Bio, Inc. (e)	277,674	5,656,219
Janux Therapeutics, Inc. (b)	64,262	1,564,780
Keros Therapeutics, Inc. (a)	48,507	2,023,712
Kura Oncology, Inc. (a)	142,980	2,347,732
Kymera Therapeutics, Inc. (a)	56,405	3,321,126
Monte Rosa Therapeutics, Inc. (b)	103,541	2,428,036
Morphic Holding, Inc. (a)	84,604	4,864,730
Natera, Inc. (a)	41,998	4,811,711
Nuvalent, Inc.	124,141	2,881,126
Passage Bio, Inc. (a)(b)	113,955	993,688
Prelude Therapeutics, Inc. (a)(b)	134,262	2,360,326
ProQR Therapeutics BV (a)(b)	683,758	5,278,612
Protagonist Therapeutics, Inc. (a)	143,649	4,476,103
PTC Therapeutics, Inc. (a)	96,578	3,663,204
Relay Therapeutics, Inc. (a)	210,577	7,001,685
Repare Therapeutics, Inc. (a)(b)	101,197	2,530,937
Revolution Medicines, Inc. (a)	94,181	2,771,747
Shattuck Labs, Inc.	24,521	473,255
Stoke Therapeutics, Inc. (a)	23,100	527,373
Tango Therapeutics, Inc. (c)	113,500	1,457,340
Taysha Gene Therapies, Inc. (a)	26,643	416,697
Tenaya Therapeutics, Inc. (a)	152,945	3,932,216
TG Therapeutics, Inc. (a)	192,814	6,019,653
Tyra Biosciences, Inc.	136,942	3,066,131
United Therapeutics Corp. (a)	26,449	5,045,411
Vericel Corp. (a)(b)	57,912	2,665,110
Verve Therapeutics, Inc.	61,326	2,844,913
Xenon Pharmaceuticals, Inc. (a)	78,313	2,439,450
		158,841,549
Health Care Equipment & Supplies - 5.4%
Axonics Modulation Technologies, Inc. (a)	88,560	6,495,876
CryoPort, Inc. (a)(b)	50,961	4,155,360
Envista Holdings Corp. (a)	179,234	7,008,049
Figs, Inc. Class A (a)(b)	65,700	2,208,177
Globus Medical, Inc. (a)	48,819	3,767,362
Inogen, Inc. (a)	42,745	1,694,839
Insulet Corp. (a)	56,024	17,368,560
Integer Holdings Corp. (a)	60,706	5,464,754
Minerva Surgical, Inc.	159,805	1,495,775
Neuronetics, Inc. (a)	174,630	908,076
NeuroPace, Inc. (a)(b)	171,877	2,605,655
OrthoPediatrics Corp. (a)	61,253	4,359,376
PAVmed, Inc. (a)(b)	228,326	1,239,810
Pulmonx Corp. (b)	71,333	2,776,994
TransMedics Group, Inc. (a)	128,134	3,514,716
ViewRay, Inc. (a)	639,574	4,675,286
		69,738,665
Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc. (a)	130,594	8,096,828
Accolade, Inc. (a)	27,261	1,084,715
agilon health, Inc. (a)	111,000	2,719,500
Guardant Health, Inc. (a)	9,200	1,074,468
LifeStance Health Group, Inc.	146,678	1,757,202
Molina Healthcare, Inc. (a)	24,308	7,188,362
Oak Street Health, Inc. (a)	44,723	2,112,267
Option Care Health, Inc. (a)	261,006	7,133,294
R1 RCM, Inc. (a)	405,484	8,799,003
Signify Health, Inc. (b)	97,564	1,567,853
Surgery Partners, Inc. (a)	102,386	4,212,160
The Joint Corp. (a)	33,522	2,932,505
		48,678,157
Health Care Technology - 2.2%
Certara, Inc.	124,450	5,141,030
Definitive Healthcare Corp.	9,903	397,506
Evolent Health, Inc. (a)	117,727	3,445,869
Health Catalyst, Inc. (a)	79,164	4,167,193
Inspire Medical Systems, Inc. (a)	21,124	5,694,608
OptimizeRx Corp. (a)(b)	21,900	2,117,730
Phreesia, Inc. (a)	67,101	4,733,305
Schrodinger, Inc. (a)	42,988	2,346,285
		28,043,526
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc. (a)	38,607	6,226,151
Absci Corp.	77,448	1,136,162
Absci Corp.	32,701	455,737
Charles River Laboratories International, Inc. (a)	12,273	5,506,650
Maravai LifeSciences Holdings, Inc.	99,157	4,193,350
Nanostring Technologies, Inc. (a)	93,065	4,495,040
Olink Holding AB ADR (a)(b)	163,639	5,262,630
Syneos Health, Inc. (a)	110,050	10,272,067
Veterinary Emergency Group LLC Class A (c)(d)(f)	4,700	151,078
		37,698,865
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	27,576	2,387,530
Cyteir Therapeutics, Inc.	64,262	1,150,932
Edgewise Therapeutics, Inc. (a)	118,512	1,955,448
Fulcrum Therapeutics, Inc. (a)	22,462	497,309
Ikena Oncology, Inc. (a)	23,555	253,216
Ikena Oncology, Inc. (e)	114,928	1,235,476
NGM Biopharmaceuticals, Inc. (a)	49,300	910,571
Ocular Therapeutix, Inc. (a)	158,244	1,050,740
Pharvaris BV (b)	121,653	2,158,124
Theseus Pharmaceuticals, Inc.	22,200	380,064
		11,979,410
TOTAL HEALTH CARE		354,980,172
INDUSTRIALS - 13.9%
Aerospace & Defense - 0.5%
BWX Technologies, Inc.	111,165	6,307,502
Air Freight & Logistics - 0.4%
Hub Group, Inc. Class A (a)	69,162	5,434,058
Building Products - 2.9%
Builders FirstSource, Inc. (a)	283,114	16,497,053
Resideo Technologies, Inc. (a)	149,426	3,684,845
Simpson Manufacturing Co. Ltd.	46,805	4,965,542
The AZEK Co., Inc. (a)	192,910	7,077,868
UFP Industries, Inc.	67,933	5,558,957
		37,784,265
Commercial Services & Supplies - 0.3%
Driven Brands Holdings, Inc.	100,503	3,263,332
Construction & Engineering - 1.0%
Quanta Services, Inc.	22,329	2,708,061
Willscot Mobile Mini Holdings (a)	302,749	10,520,528
		13,228,589
Electrical Equipment - 1.9%
Acuity Brands, Inc.	21,444	4,405,241
nVent Electric PLC	51,618	1,829,858
Regal Rexnord Corp.	33,967	5,174,193
Sensata Technologies, Inc. PLC (a)	87,244	4,807,144
Shoals Technologies Group, Inc.	110,802	3,433,754
Sunrun, Inc. (a)	79,028	4,558,335
		24,208,525
Machinery - 1.8%
Chart Industries, Inc. (a)	22,527	3,998,993
Crane Co.	97,432	10,062,777
ITT, Inc.	60,352	5,677,313
Kornit Digital Ltd. (a)	17,153	2,869,354
		22,608,437
Professional Services - 3.9%
Alight, Inc. Class A (a)	636,229	6,922,172
ASGN, Inc. (a)	74,309	8,891,815
CACI International, Inc. Class A (a)	26,719	7,685,453
First Advantage Corp.	65,976	1,233,751
KBR, Inc.	362,558	15,386,962
Korn Ferry	73,798	5,697,944
Sterling Check Corp.	45,000	965,250
TriNet Group, Inc. (a)	29,270	2,963,588
		49,746,935
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	56,921	5,548,659
Beacon Roofing Supply, Inc. (a)	108,444	5,733,434
Custom Truck One Source, Inc. Class A (a)(b)	461,232	4,174,150
		15,456,243
TOTAL INDUSTRIALS		178,037,886
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 0.1%
Calix, Inc. (a)	19,132	1,197,472
Electronic Equipment & Components - 0.7%
Fabrinet (a)	59,819	5,742,624
TD SYNNEX Corp.	34,517	3,624,285
		9,366,909
IT Services - 3.4%
Concentrix Corp.	41,618	7,394,686
Digitalocean Holdings, Inc. (a)	58,221	5,681,787
Dlocal Ltd. (b)	83,698	4,060,190
Flywire Corp. (a)	40,405	1,916,813
Genpact Ltd.	174,761	8,624,455
Nuvei Corp. (a)(e)	43,379	5,213,472
Perficient, Inc. (a)	39,013	4,822,007
Thoughtworks Holding, Inc.	91,300	2,637,657
Verra Mobility Corp. (a)	240,687	3,581,423
		43,932,490
Semiconductors & Semiconductor Equipment - 4.3%
AEHR Test Systems (a)	74,500	1,685,190
Ambarella, Inc. (a)	31,900	5,927,977
Cirrus Logic, Inc. (a)	75,171	6,074,569
eMemory Technology, Inc.	54,000	4,460,406
Nova Ltd. (a)	39,541	4,294,943
Semtech Corp. (a)	129,647	11,023,884
SiTime Corp. (a)	79,238	20,989,354
		54,456,323
Software - 11.4%
Alkami Technology, Inc. (a)(b)	171,964	5,158,920
Amplitude, Inc. (a)	69,726	5,179,945
AvidXchange Holdings, Inc.	102,400	2,276,352
Blend Labs, Inc.	157,910	2,289,695
CCC Intelligent Solutions Holdings, Inc. (c)	10,832	129,767
Couchbase, Inc. (b)	9,769	393,886
CyberArk Software Ltd. (a)(b)	63,488	11,434,824
DoubleVerify Holdings, Inc. (a)(b)	45,944	1,816,166
DoubleVerify Holdings, Inc. (e)	64,933	2,566,801
Dynatrace, Inc. (a)	119,934	8,995,050
Elastic NV (a)	62,989	10,929,221
Fortnox AB	24,678	1,747,115
Latch, Inc. (a)(b)	126,364	1,123,376
Lightspeed Commerce, Inc. (Canada) (a)	63,683	6,207,240
Matterport, Inc. (a)	57,500	1,290,875
Matterport, Inc. (c)	12,700	285,115
Monday.com Ltd. (b)	12,041	4,477,205
Rapid7, Inc. (a)	116,561	15,007,229
SentinelOne, Inc.	58,461	3,881,810
Similarweb Ltd. (a)(b)	196,899	3,788,337
Sprout Social, Inc. (a)	87,579	11,182,087
Stronghold Digital Mining, Inc. Class A	43,500	1,194,510
TECSYS, Inc.	133,452	6,037,474
Telos Corp.	256,152	6,636,898
Tenable Holdings, Inc. (a)	264,004	14,058,213
Upsales Technology AB (a)	51,896	507,599
WalkMe Ltd.	166,066	4,211,434
Workiva, Inc. (a)	46,337	6,929,698
Xperi Holding Corp.	61,278	1,098,102
Yext, Inc. (a)	448,356	5,644,802
		146,479,746
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	91,158	2,610,765
Seagate Technology Holdings PLC	53,877	4,798,824
		7,409,589
TOTAL INFORMATION TECHNOLOGY		262,842,529
MATERIALS - 3.7%
Chemicals - 1.9%
Element Solutions, Inc.	271,351	6,162,381
The Chemours Co. LLC	160,181	4,488,272
Trinseo PLC	36,683	2,056,449
Valvoline, Inc.	361,870	12,289,105
		24,996,207
Construction Materials - 0.4%
Eagle Materials, Inc.	32,812	4,867,988
Containers & Packaging - 0.7%
Ardagh Metal Packaging SA (c)	364,084	3,586,227
Avery Dennison Corp.	24,560	5,347,203
		8,933,430
Metals & Mining - 0.7%
Iluka Resources Ltd.	589,956	4,171,667
Lynas Rare Earths Ltd. (a)	761,175	4,197,113
		8,368,780
TOTAL MATERIALS		47,166,405
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Rexford Industrial Realty, Inc.	61,048	4,102,426
Terreno Realty Corp.	63,932	4,675,347
		8,777,773
Real Estate Management & Development - 1.2%
Compass, Inc. (a)	599,455	7,852,861
Jones Lang LaSalle, Inc. (a)	28,082	7,251,615
		15,104,476
TOTAL REAL ESTATE		23,882,249
UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
NextEra Energy Partners LP	55,972	4,830,384
Sunnova Energy International, Inc. (a)(b)	156,228	6,961,520
		11,791,904
TOTAL COMMON STOCKS (Cost $921,598,906)		1,254,224,722

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.3%
Internet & Direct Marketing Retail - 0.3%
Reddit, Inc. Series F (c)(d)	46,800	2,891,978
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(d)	9,900	289,526
TOTAL CONSUMER DISCRETIONARY		3,181,504
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Bright Peak Therapeutics AG Series B (c)(d)	199,331	778,587
Caris Life Sciences, Inc. Series D (c)(d)	144,435	1,169,924
Sonoma Biotherapeutics, Inc.:
Series B (c)(d)	438,013	1,016,190
Series B1 (c)(d)	233,603	541,959
T-Knife Therapeutics, Inc. Series B (c)(d)	201,583	1,162,892
Treeline Biosciences Series A (c)(d)	21,246	166,303
		4,835,855
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series B (c)(d)	682,407	921,249
Health Care Technology - 0.0%
Wugen, Inc. Series B (c)(d)	59,982	465,154
TOTAL HEALTH CARE		6,222,258
INDUSTRIALS - 0.6%
Construction & Engineering - 0.4%
Beta Technologies, Inc. Series A (c)(d)	62,752	4,597,839
Road & Rail - 0.2%
Convoy, Inc. Series D (a)(c)(d)	192,936	3,295,347
TOTAL INDUSTRIALS		7,893,186
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.3%
Astranis Space Technologies Corp. Series C (c)(d)	125,912	3,206,979
IT Services - 0.5%
Yanka Industries, Inc.:
Series E (a)(c)(d)	191,029	6,089,393
Series F (c)(d)	28,989	924,077
		7,013,470
Software - 0.0%
Skyryse, Inc. Series B (c)(d)	12,000	296,160
TOTAL INFORMATION TECHNOLOGY		10,516,609
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,901,789)		27,813,557

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (c)(h) (Cost $440,000)	440,000	440,000

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j) (Cost $69,982,212)	69,975,214	69,982,212

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $1,014,922,907)	1,352,460,491
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(68,425,492)
NET ASSETS - 100.0%	1,284,034,999

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,932,500 or 4.0% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,671,968 or 1.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia SAS Series D	7/23/21	289,526
Algolia, Inc.	10/27/21	1,265,404
Ardagh Metal Packaging SA	2/22/21	3,640,840
Astranis Space Technologies Corp. Series C	3/19/21	2,760,108
Beta Technologies, Inc. Series A	4/09/21	4,597,839
Boundless Bio, Inc. Series B	4/23/21	921,249
Bright Peak Therapeutics AG Series B	5/14/21	778,587
Caris Life Sciences, Inc. Series D	5/11/21	1,169,924
CCC Intelligent Solutions Holdings, Inc.	2/02/21	108,320
Convoy, Inc. Series D	10/30/19	2,612,353
Fanatics, Inc. Class A	8/13/20 - 3/22/21	2,891,600
Matterport, Inc.	2/08/21	127,000
Perella Weinberg Partners	12/29/20	4,572,620
Reddit, Inc. Series F	8/11/21	2,891,978
Skyryse, Inc. Series B	10/21/21	296,160
Sonoma Biotherapeutics, Inc. Series B	7/26/21	865,645
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	692,516
Starling Bank Ltd. Series D	6/18/21	699,600
T-Knife Therapeutics, Inc. Series B	6/30/21	1,162,892
Tango Therapeutics, Inc.	4/13/21	1,135,000
The Original BARK Co.	12/17/20	2,673,000
The Real Good Food Co. LLC 1%	5/07/21	440,000
Treeline Biosciences Series A	7/30/21	166,303
Veterinary Emergency Group LLC Class A	9/16/21	151,078
Wugen, Inc. Series B	7/09/21	465,154
Yanka Industries, Inc. Series E	5/15/20	2,307,478
Yanka Industries, Inc. Series F	4/08/21	924,077

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	4,152,847	111,649,468	115,802,315	1,170	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	107,112,980	102,495,319	139,626,087	153,232	-	-	69,982,212	0.2%
Total	111,265,827	214,144,787	255,428,402	154,402	-	-	69,982,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.